UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                  FORM N-CSRS
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                        123 N. Wacker Drive, 28th Floor
                               Chicago, IL 60606
              (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                        123 N. Wacker Drive, 28th Floor
                               Chicago, IL 60606
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                    DATE OF FISCAL YEAR END: MARCH 31, 2007

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.




MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

FINANCIAL STATEMENTS AS OF AND FOR THE SIX-MONTH
PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................      1

FINANCIAL STATEMENTS (Unaudited):

   Schedule of Investments ..............................................    2-4

   Statement of Assets and Liabilities ..................................      5

   Statement of Operations ..............................................      6

   Statements of Changes in Net Assets ..................................      7

   Statement of Cash Flows ..............................................      8

   Notes to Financial Statements ........................................   9-15

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[DELOITTE OMITTED LOGO]                                 DELOITTE & TOUCHE LLP
                                                        111 S. Wacker Drive
                                                        Chicago, IL 60606-4301
                                                        USA

                                                        Tel:  +1 312 486 1000
                                                        Fax:  +1 312 486 1486
                                                        www.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have reviewed the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of September 30, 2007, and the related statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the year ended March 31, 2007. These interim financial statements are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $181,060,776 (109.04% of net assets) as of September 30, 2007, whose values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the underlying fund managers or general partners.


/s/ Deloitte & Touche LLP

November 21, 2007







                                                        Member of
                                                        Deloitte Touche Tohmatsu

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

             STRATEGY ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENT
                     FUNDS AND REGISTERED INVESTMENT COMPANY

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

[] Event Driven -- 26.2%

[] Commodity & Trading -- 24.2%

[] Variable Equity -- 19.4%

[] Equity Hedge -- 16.2%

[] Distressed & Credit -- 8.5%

[] Relative Value -- 5.2%

[] Registered Investment Company -- 0.3%

                                                                                    % OF
INVESTMENT FUNDS                                     COST        FAIR VALUE       NET ASSETS
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC   $  3,425,000   $  3,484,708         2.10%
Blenheim Fund, LP                                   2,644,059      5,335,001         3.21%
Bridgewater Pure Alpha Fund II, LLC                 5,900,000      5,955,111         3.59%
Clarium Capital LLC                                 5,150,000      5,169,208         3.11%
D.E. Shaw Oculus Fund, LLC                          2,841,768      4,133,023         2.49%
Grossman Currency Fund LP                           3,050,000      3,240,199         1.95%
NWI Explorer Global Macro Fund, LP                  5,325,000      5,611,993         3.38%
Peloton Multi-Strategy Fund, LP                     5,400,000      6,710,707         4.04%
Touradji Global Resources Fund, LP (Series A)       2,934,971      4,340,364         2.62%
                                                 ------------   ------------        -----
TOTAL COMMODITY & TRADING                          36,670,798     43,980,314        26.49%
                                                 ------------   ------------        -----

DISTRESSED & CREDIT
Cerberus Partners, L.P.                             1,144,204      2,656,977         1.60%
Greywolf Capital Partners II, LP                    4,025,000      5,700,427         3.43%
King Street Capital, L.P.                           2,166,109      4,363,499         2.63%
Liberty Harbor I, LLC                               2,700,000      2,649,460         1.60%
                                                 ------------   ------------        -----
TOTAL DISTRESSED & CREDIT                          10,035,313     15,370,363         9.26%
                                                 ------------   ------------        -----

EQUITY HEDGE
Coatue Qualified Partners, L.P.                     4,019,586      7,008,945         4.22%
Force Capital LLC                                   3,200,000      3,846,701         2.32%
Ivory Flagship Fund, LP                             4,275,000      6,132,665         3.69%
Polar Capital Japan Absolute Return Fund            3,575,000      3,347,958         2.02%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                                    % OF
INVESTMENT FUNDS                                     COST        FAIR VALUE       NET ASSETS
EQUITY HEDGE (CONTINUED)
Samlyn Onshore Fund LP                           $  1,750,000   $  2,032,904         1.22%
Walker Smith Capital (QP), L.P.                     2,211,970      3,180,242         1.92%
Zebedee European Fund Ltd.                          3,350,000      3,902,642         2.35%
                                                 ------------   ------------        -----
TOTAL EQUITY HEDGE                                 22,381,556     29,452,057        17.74%
                                                 ------------   ------------        -----

EVENT DRIVEN
Centaurus Alpha Fund LP                             5,400,000      5,408,119         3.26%
Cevian Capital II LP (Class C)                      5,425,000      6,967,905         4.20%
Lansdowne European Strategic Equity Fund, LP        1,839,405      2,732,174         1.65%
Owl Creek II LP                                     3,600,000      3,351,842         2.02%
OZ Asia Domestic Partners L.P.                      2,700,000      2,829,487         1.70%
OZ Domestic Partners II L.P.                        1,327,303      1,823,797         1.10%
OZ Europe Domestic Partners II, L.P.                2,700,000      3,060,797         1.84%
Pendragon (Lancelot II) Fund, LLC                   2,700,000      2,680,740         1.61%
Pershing Square I, LP                               1,700,000      1,704,448         1.03%
Pershing Square IV, LP                                850,000        805,951         0.48%
Sparx Japan Value Creation Investors Fund LP        3,575,000      2,985,867         1.80%
Steel Partners II, LP                               5,042,571      5,944,871         3.58%
Trian Partners, LP                                  3,200,000      3,996,987         2.41%
Trian Partners, SPV I, LP                             800,000        952,634         0.57%
Trian Partners, SPV II, LP                            900,000        901,138         0.54%
ValueAct Capital Partners, L.P.                     1,171,815      1,402,269         0.84%
                                                 ------------   ------------        -----
TOTAL EVENT DRIVEN                                 42,931,094     47,549,026        28.63%
                                                 ------------   ------------        -----

RELATIVE VALUE
Amaranth Partners, L.L.C.                           1,238,180        462,714         0.28%
CFIP Domestic Fund                                  5,325,000      5,543,625         3.34%
Suttonbrook Capital Partners, L.P.                  3,600,000      3,498,421         2.10%
                                                 ------------   ------------        -----
TOTAL RELATIVE VALUE                               10,163,180      9,504,760         5.72%
                                                 ------------   ------------        -----

VARIABLE EQUITY
Concentric European Fund LLC                        3,400,000      3,343,402         2.01%
Eureka Fund Ltd., Class B USD                       1,960,143      2,293,340         1.38%
Gandhara Fund, LP                                   2,727,786      4,049,187         2.44%
Impala Fund LP                                      3,350,000      4,376,882         2.64%
Marshall Wace European TOPS Fund Limited            2,900,000      4,154,075         2.50%
Rosehill Japan Fund L.P.                            3,725,000      3,271,618         1.97%
Tontine Partners LP (Class C)                       2,998,802      3,927,005         2.37%
Tosca                                               1,938,833      3,243,649         1.95%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

                                                                                   % OF
INVESTMENT FUNDS                                     COST        FAIR VALUE      NET ASSETS
VARIABLE EQUITY (CONTINUED)
Vardon Focus Fund, LP                            $  3,100,000   $  3,057,272         1.84%
Whitney Japan Strategic, LP                         1,700,000      1,610,952         0.97%
Whitney New Japan Strategic, LP                     1,700,000      1,876,874         1.13%
                                                 ------------   ------------       ------
TOTAL VARIABLE EQUITY                              29,500,564     35,204,256        21.20%
                                                 ------------   ------------       ------

                                                 ------------   ------------       ------
Total Investment Funds                            151,682,505    181,060,776       109.04%
                                                 ------------   ------------       ------
REGISTERED INVESTMENT COMPANY
SEI Daily Income Trust Treasury
   Money Market Fund, Class A, 4.310%*                567,642        567,642         0.34%
                                                 ------------   ------------       ------
Total Registered Investment Company                   567,642        567,642         0.34%
                                                 ------------   ------------       ------
Total Investment Funds and
   Registered Investment Company                 $152,250,147    181,628,418       109.38%
                                                 ============
Less: liabilities in excess of other assets                      (15,568,834)       (9.38)%
                                                                ------------       ------
Net Assets                                                      $166,059,584       100.00%
                                                                ============       ======

FUTURES - A summary of the open futures contracts held by the Company at September 30, 2007, is as follows:

-------------------------------------------------------------------------------------------
                                                   NUMBER OF     EXPIRATION     UNREALIZED
TYPE OF CONTRACT                                   CONTRACTS        DATE       DEPRECIATION
-------------------------------------------------------------------------------------------

Russell 2000 Index E-MINI                            (321)     September 2007  $   (948,555)
                                                                               ============

* Rate shown is the 7-day effective yield as of September 30, 2007.

See notes to financial statements

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

ASSETS:
   Investment funds and registered investment company
      at fair value (cost--$152,250,147)                                    $ 181,628,418
   Cash and cash equivalents                                                    1,748,241
   Deposits with brokers                                                        3,597,874
   Fund investments made in advance                                             6,600,000
   Receivable for investments sold                                                815,233
   Other assets                                                                    15,340
                                                                            -------------

         Total assets                                                         194,405,106
                                                                            -------------

LIABILITIES:
   Capital withdrawals payable                                                 14,315,759
   Loan payable                                                                11,404,682
   Unrealized depreciation on futures contracts                                   948,555
   Management fee payable                                                         774,149
   Capital contributions received in advance                                      594,769
   Accrued professional fees payable                                              173,124
   Administrative fee payable                                                     120,359
   Other liabilities                                                               14,125
                                                                            -------------

         Total liabilities                                                     28,345,522
                                                                            -------------
NET ASSETS                                                                  $ 166,059,584
                                                                            =============

COMPONENTS OF NET ASSETS:
      Capital transactions--net                                             $ 128,774,015
      Accumulated net investment loss                                         (15,871,812)
      Accumulated realized gain on investment funds and futures contracts      24,727,665
      Accumulated net unrealized appreciation on investment funds              29,378,271
      Accumulated net unrealized depreciation on futures contracts               (948,555)
                                                                            -------------

NET ASSETS                                                                  $ 166,059,584
                                                                            =============

NET ASSET VALUE PER UNIT:
      (Net assets divided by 124,150.611 units of beneficial interest)      $    1,337.57
                                                                            =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                                 $      86,579
                                                                            -------------

TOTAL INVESTMENT INCOME                                                            86,579
                                                                            -------------

EXPENSES:
   Management fee                                                               1,571,822
   Administrative fee                                                              79,254
   Interest expense                                                               373,519
   Professional fees                                                              130,375
   Loan commitment fee                                                             85,861
   Board of Managers fee                                                           13,500
   Custody fee                                                                      8,984
   Other                                                                            7,063
                                                                            -------------

      Total expenses                                                            2,270,378

   Less contractual expense waiver                                                (15,299)
                                                                            -------------

      Net expenses                                                              2,255,079
                                                                            -------------

NET INVESTMENT LOSS                                                            (2,168,500)
                                                                            -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment funds                                        8,731,560
   Net realized gain on futures contracts                                          44,729
   Net change in unrealized depreciation on investment funds                   (2,353,907)
   Net change in unrealized depreciation on futures contracts                    (456,665)
                                                                            -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                 5,965,717
                                                                            -------------

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                           $   3,797,217
                                                                            =============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
AND THE YEAR ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            SIX-MONTH
                                                          PERIOD ENDED
                                                          SEPTEMBER 30,      YEAR ENDED
                                                              2007         MARCH 31, 2007
                                                          -------------    --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                                    $  (2,168,500)   $   (5,307,848)
   Net realized gain on investment funds
      and futures contracts                                   8,776,289         8,859,276
   Net change in unrealized appreciation (depreciation)
      on investment funds and futures contracts              (2,810,572)          653,490
                                                          -------------    --------------

         Increase in net assets from
            investment activities                             3,797,217         4,204,918
                                                          -------------    --------------

CAPITAL TRANSACTIONS:
   Capital contributions                                     15,989,419        35,956,696
   Capital redemptions                                      (25,169,410)      (37,832,222)
                                                          -------------    --------------

NET CAPITAL TRANSACTIONS                                     (9,179,991)       (1,875,526)

NET ASSETS--Beginning of period                             171,442,358       169,112,966
                                                          -------------    --------------

NET ASSETS--End of period                                 $ 166,059,584    $  171,442,358
                                                          =============    ==============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
   Increase in net assets from investment activities                             $  3,797,217
   Adjustments to reconcile net increase in net assets
      from investment activities to net cash provided by operating activities:
      Purchases of investment funds                                               (33,181,250)
      Sales of investment funds and registered investment company                  42,115,364
      Net change in unrealized depreciation on investment funds                     2,353,907
      Net realized gain on investment funds                                        (8,731,560)
      Net change in unrealized depreciation on futures contracts                      456,665
      Decrease in deposits with brokers                                               480,968
      Decrease in fund investments made in advance                                  6,656,250
      Decrease in receivable for investments sold                                  11,291,956
      Decrease in other assets                                                         41,043
      Decrease in management fee payable                                              (43,649)
      Increase in administrative fee payable                                           25,037
      Increase in accrued professional fees payable                                    10,685
      Decrease in loan commitment fee payable                                         (48,125)
      Increase in other liabilities                                                     1,826
                                                                                 ------------

         Net cash provided by operating activities                                 25,226,334
                                                                                 ------------

FINANCING ACTIVITIES:
      Capital contributions                                                        15,989,419
      Capital withdrawals                                                         (25,169,410)
      Proceeds from loans                                                          29,363,390
      Repayments of loans                                                         (40,951,210)
      Decrease in capital withdrawals payable                                      (4,665,788)
      Decrease in capital contributions received in advance                          (670,242)
                                                                                 ------------

         Net cash used in financing activities                                    (26,103,841)
                                                                                 ------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                            (877,507)
                                                                                 ------------

CASH AND CASH EQUIVALENTS--Beginning of period                                      2,625,748
                                                                                 ------------

CASH AND CASH EQUIVALENTS--End of period                                         $  1,748,241
                                                                                 ============

SUPPLEMENTAL DISCLOSURE:
   Cash paid for interest                                                        $    409,936
                                                                                 ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

      The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

      Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") at fair value in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the six-month period ended September 30, 2007, no dividends or distributions were declared or paid by the Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company's investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2007, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 25.0% for incentive fees and allocations.

      The Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      The Company may participate in side pocket investments, either at the Company's discretion or that of the investment adviser who manages the investment fund in which the Company invests. A side pocket investment is less liquid than others in an investment fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the investment advisers of the respective investment fund. At September 30, 2007, the Company has approximately $2.0 million in side pocket investments, totaling 1.18% of net assets, which are included in investment funds in the statement of assets and liabilities.

      OPTIONS -- The Company may purchase put and call options on securities and stock indices to enhance performance or hedge assets. A put or call option gives the purchaser the right to cause the seller of an option to sell or purchase an underlying security at a specific price at any time during the option period. The Company pays a premium which is included in the Company's statement of assets and liabilities as an investment and subsequently marked-to market to reflect the current value of the option using the last quoted sales price or in the absence of a sales price, the mean of the bid and ask prices. The Company held no options at September 30, 2007.

      FUTURES CONTRACTS -- The Company utilized futures contracts during the six-month period ended September 30, 2007. The Company's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. The contracts are marked-to-market daily using the settlement prices established by the various exchanges and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether gains or losses are incurred. When the contract is closed, the Company records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

      CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

      DEPOSITS WITH BROKERS -- Amounts shown as deposits with brokers represent funds held by brokers and clearing agents, including amounts held to cover short sales and amounts used as collateral.

      FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse annual operating expenses, excluding interest and loan commitment fees, in excess of 2.00% of average net assets through December 31, 2008. The Adviser will not seek recapture of expenses contractually reimbursed.

      INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore is not subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements.

      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48") entitled "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. The implementation of FIN 48 had no impact on the Company's financial statements.

3.    INVESTMENT TRANSACTIONS

      For the six-month period ended September 30, 2007, the Company made purchases of $33,181,250 and sales of $42,115,364 of investments.

      At September 30, 2007, the aggregate cost of investment funds and registered investment company for tax purposes was expected to be similar to book cost of $152,250,147. At September 30, 2007, accumulated net unrealized appreciation on investment funds and registered investment company was $29,378,271 consisting of $32,075,254 gross unrealized appreciation and $(2,696,983) gross unrealized depreciation.

4.    BANK BORROWINGS

      The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the 1940 Act. For the six-month period ended September 30, 2007, the average borrowings were $11,931,583. As of September 30, 2007, there were borrowings outstanding of $11,404,682. Interest rates charged during the six-month period ended September 30, 2007 ranged from 5.45% to 6.65% annually. The Company will pay a commitment fee at a rate of 0.30% per year on the daily amount of the commitment. The commitment for the six-month period ended September 30, 2007 was $55,000,000.

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

      With respect to put and call options, market risks may arise from unfavorable changes in the market values of the instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is partially mitigated by regulatory requirements from the exchanges on which they are traded.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK
      (CONTINUED)

      Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. In addition, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the schedule of investments or statement of assets and liabilities.

      The majority of the Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

6.    FINANCIAL HIGHLIGHTS (UNAUDITED)

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                  SIX-MONTH
                                 PERIOD ENDED
                                SEPTEMBER 30,             YEAR ENDED            YEAR ENDED
                                     2007               MARCH 31, 2007        MARCH 31, 2006
                                -------------           --------------        --------------
Net asset value,
  beginning of period           $    1,310.17           $     1,282.59        $     1,119.53
Net investment loss                    (16.64)                  (37.53)               (35.00)
Realized and unrealized gain
  on investments                        44.04                    65.11                198.06
                                -------------           --------------        --------------
Total from operations                   27.40                    27.58                163.06
                                -------------           --------------        --------------
Net asset value, end of period  $    1,337.57           $     1,310.17        $     1,282.59
                                =============           ==============        ==============

Net assets, end of period       $ 166,059,584           $  171,442,358        $  169,112,966
Ratio of net investment loss
  to average net assets                 (2.41)% (1)(4)           (2.92)% (5)           (2.93)% (6)
                                -------------           --------------        --------------
Ratio of operating expenses
  to average net assets (3)              2.00% (1)                2.00%                 2.00%
Ratio of bank borrowing
  expenses to average
  net assets (3)                         0.51% (1)                0.99%                 0.94%
                                -------------           --------------        --------------
Ratio of total expenses
  to average net assets (3)              2.51% (1)(4)             2.99% (5)             2.94% (6)
                                -------------           --------------        --------------
Total return                             2.09% (2)                2.15%                14.57%
Portfolio turnover                      18.02% (2)               27.39%                50.78%

                                                                              FOR THE PERIOD
                                                                               SEPTEMBER 24,
                                                                             2002 (INCEPTION)
                                  YEAR ENDED            YEAR ENDED             THROUGH MARCH
                                MARCH 31, 2005        MARCH 31, 2004             31, 2003
                                --------------        --------------         ----------------
Net asset value,
  beginning of period           $     1,103.65        $     1,036.59         $       1,000.00
Net investment loss                     (22.49)               (22.03)                  (11.48)
Realized and unrealized gain
  on investments                         38.37                 89.09                    48.07
                                --------------        --------------         ----------------
Total from operations                    15.88                 67.06                    36.59
                                --------------        --------------         ----------------
Net asset value, end of period  $     1,119.53        $     1,103.65         $       1,036.59
                                ==============        ==============         ================

Net assets, end of period       $  116,930,753        $   57,223,670         $     45,897,556
Ratio of net investment loss
  to average net assets                  (1.97)% (7)           (1.94)% (8)              (1.78)% (1)(9)
                                --------------        --------------         ----------------
Ratio of operating expenses
  to average net assets (3)               2.00%                 2.00%                    1.95% (1)
Ratio of bank borrowing
  expenses to average
  net assets (3)                          0.00%                 0.00%                    0.00%
                                --------------        --------------         ----------------
Ratio of total expenses
  to average net assets (3)               2.00% (7)             2.00% (8)                1.95% (1)(9)
                                --------------        --------------         ----------------
Total return                              1.44%                 6.47%                    3.66% (2)
Portfolio turnover                       23.88%                24.93%                   35.09% (2)


(1)   Annualized.

(2)   Not annualized.

(3) Ratio of expenses does not include expenses of the underlying investment funds.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.43)% and 2.53%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.96)% and 3.03%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.99)% and 3.00%, respectively.

(7) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.17%, respectively.

(8) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.40)% and 2.47%, respectively.

(9) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.03)% and 2.20%, respectively.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

7.    NEW ACCOUNTING PRONOUNCEMENTS

      In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Company does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                                                          PORTFOLIO MANAGERS

                                                     OTHER ACCOUNTS MANAGED TABLE
                                                      (As of September 30, 2007)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies(1)                  Vehicles(2)               Other Accounts
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                Total
                                                     Total Assets                Total Assets                 Assets of
                                         Number      of Accounts       Number    of Accounts      Number       Accounts
                                           of          Managed           of        Managed          of         Managed
Investment Committee Member             Accounts     ($ million)      Accounts   ($ million)     Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
John B. Rowsell                             0             0            35           6,455            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Michael J. Jawor                            0             0            35           6,455            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Lance Donenberg                             0             0            35           6,455            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Patrick Kenary                              0             0            35           6,455            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Anthony Lawler                              0             0            35           6,455            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

(1) Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI, LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.
(2) Includes both discretionary and non-discretionary.


                                           PERFORMANCE-BASED FEE ACCOUNTS INFORMATION TABLE
                                                      (As of September 30, 2007)


-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies                     Vehicles(1)               Other Accounts
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                Total
                                                     Total Assets                Total Assets                 Assets of
                                         Number      of Accounts       Number    of Accounts      Number       Accounts
                                           of          Managed           of        Managed          of         Managed
Investment Committee Member             Accounts     ($ million)      Accounts   ($ million)     Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
John B. Rowsell                             0             0            35           6,455            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Michael J. Jawor                            0             0            35           6,455            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Lance Donenberg                             0             0            35           6,455            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Patrick Kenary                              0             0            35           6,455            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Anthony Lawler                              0             0            35           6,455            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

(1) Includes both discretionary and non-discretionary.

CONFLICTS OF INTEREST. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, "Other Accounts"). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company's assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company's assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (E.G., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.

COMPENSATION. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager is eligible to receive semi-annual and annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. This determination is based upon both the performance of the Adviser's investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle linked to the performance of the Portfolio Company. There are no other special compensation schemes for the portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.





--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               Man-Glenwood Lexington Associates Portfolio, LLC


                      By:      /s/ John B. Rowsell
                               -----------------------------------
                               John B. Rowsell
                               Principal Executive Officer

                      Date:    December 5, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                      By:      /s/ John B. Rowsell
                               -----------------------------------
                               John B. Rowsell
                               Principal Executive Officer

                      Date:    December 5, 2007


                      By:      /s/ Alicia B. Derrah
                               -----------------------------------
                               Alicia B. Derrah
                               Principal Financial Officer

                      Date:    December 5, 2007

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended